Accumulated Other Comprehensive Income (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Accumulated Other Comprehensive Income [Line Items]
Accumulated other comprehensive income (loss), Beginning balance	$ (3,700.9)	$ (2,928.3)	$ (3,013.5)
Accumulated other comprehensive income (loss), Change during period	(432.7)	(772.6)	85.2
Accumulated other comprehensive income (loss), Ending balance	(4,133.6)	(3,700.9)	(2,928.3)
Translation Adjustments, Beginning balance	(649.1)	(604.2)	(629.9)
Translation Adjustments, Change during period	14.8	(44.9)	25.7
Translation Adjustments, Ending balance	(634.3)	(649.1)	(604.2)
Postretirement Plans, Beginning balance	(3,051.8)	(2,324.1)	(2,383.6)
Postretirement Plans, Change during period	(447.5)	(727.7)	59.5
Postretirement Plans, Ending balance	$ (3,499.3)	$ (3,051.8)	$ (2,324.1)